SCHEDULE OF EFFECTIVE INCOME TAX EXPENSES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DisclosureofIncomeTaxLineItems [Line Items]
Net profit before taxes	$ 12,970,820	$ (2,954,557)	$ (30,181,608)	$ 8,569,938
Tax expense	$ 539,160	$ 1,807,943	$ 3,846,518	$ 2,759,558
Latam Logistic Properties SA [member]
DisclosureofIncomeTaxLineItems [Line Items]
Net profit before taxes					$ 12,136,627	$ 13,677,740	$ 17,426,088
Income tax expense calculated at Costa Rica statutory tax rate of 30%					3,640,988	4,103,322	5,227,826
Foreign rate differential					1,442,871	61,500	551,388
Tax attributable to exchange gain/loss					(3,048,684)	(1,882,252)	2,056,492
Change in unrecognized deferred tax assets					(648,037)	(238,549)	1,039,818
Withholding tax					2,750,903
Alternative minimum tax					1,161,583
Other					(319,002)	192,486	(118,821)
Tax expense					$ 4,980,622	$ 2,236,507	$ 8,756,703